SHARE BASED COMPENSATION EXPENSES (Details) ¥ / shares in Units, ¥ in Thousands				1 Months Ended		12 Months Ended
	Nov. 24, 2024 shares	Feb. 28, 2024 shares	Jan. 20, 2022 shares	Jun. 30, 2025	Jun. 30, 2024 CNY (¥) item shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
SHARE BASED COMPENSATION EXPENSES
Granted | shares						3,260,697
Incremental fair value					¥ 42,100
Weighted average fair value at measurement date of share options | ¥ / shares						¥ 138		¥ 40.56	¥ 9.78
Total intrinsic value of options exercised						¥ 2,044,000		¥ 0	¥ 0
Total fair value of options vested						529,000		0	0
Unrecognized share-based compensation expense, options						306,000	¥ 306,000
Total fair value						¥ 1,000
weighted-average grant-date fair value per share | ¥ / shares						¥ 147.6
Unrecognized share-based compensation expenses						¥ 44,000	¥ 44,000
Weighted average vesting period						3 years 9 months 3 days
Income tax benefit						¥ 0		0	0
Cash settled components								603	3,526
Equity settled components						723,538		¥ 0	¥ 0
Employee Stock Option
SHARE BASED COMPENSATION EXPENSES
Equity settled components						713,351
RSU
SHARE BASED COMPENSATION EXPENSES
weighted-average grant-date fair value per share | $ / shares							¥ 20.73
Equity settled components						¥ 10,187
Plan 2024
SHARE BASED COMPENSATION EXPENSES
Number of authorized shares | shares		28,061,349
Contractual term of options						10 years
Plan 2024 | Replacement options
SHARE BASED COMPENSATION EXPENSES
Granted | shares					4,032,703
Plan 2024 | New options
SHARE BASED COMPENSATION EXPENSES
Vesting period	4 years	4 years
Granted | shares	5,442,833
Plan 2024 | RSU
SHARE BASED COMPENSATION EXPENSES
Contractual term of options				10 years
Vesting period				4 years
Plan 2024 | Maximum | Replacement options
SHARE BASED COMPENSATION EXPENSES
Contractual term of options					10 years
Plan 2024 | Minimum | Replacement options
SHARE BASED COMPENSATION EXPENSES
Contractual term of options					8 years
Plan 2021
SHARE BASED COMPENSATION EXPENSES
Number of authorized shares | shares			13,999,000
Contractual term of options			8 years
Number of grantees | item					264
Plan 2021 | Vested on March 31 of the following year from the day of the grant
SHARE BASED COMPENSATION EXPENSES
Vesting percentage			100.00%
Plan 2021 | Vested on March 31 of each of the following four years from the day of the grant.
SHARE BASED COMPENSATION EXPENSES
Vesting percentage			25.00%
Vesting period			4 years